Net Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Net Income (Loss) Per Share
Schedule of basic and diluted net income per share

	Year Ended December 31,
	2016	2017	2018
	(In thousands, except per share amounts)
Basic net income per share calculation:
Numerator:
Net income attributable to SINA’s ordinary shareholders	$225,087	$156,569	$125,562
Denominator:
Weighted average ordinary shares outstanding	70,301	71,284	70,296
Basic net income per share	$3.20	$2.20	$1.79
Diluted net income per share calculation:
Numerator:
Net income attributable to SINA’s ordinary shareholders	$225,087	$156,569	$125,562
Less: Effect on consolidated net income per share of dilutive shares of the Company’s equity interests	2,275	3,915	3,699
Add: Effect on interest expenses and amortized issuance cost of convertible debt	10,831	1,531	1,403
Net income attributable for calculating diluted net income per share	233,643	154,185	123,266
Denominator:
Weighted average ordinary shares outstanding	70,301	71,284	70,296
Weighted average ordinary shares equivalents:
Effects of dilutive securities
Stock options	112	94	87
Unvested restricted share units	958	1,172	683
Convertible debt	6,140	1,381	1,309
Shares used in computing diluted net income per share attributable to SINA	77,511	73,931	72,375
Diluted net income per share	$3.01	$2.09	$1.70